Summary of Significant Accounting Policies (Details 5) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Summary of Significant Accounting Policies [Line Items]
Short-term investments - debt security	¥ 2,797,842	$ 402,973	¥ 2,026,256
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Debt Security [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term investments - debt security
Significant Other Observable Inputs (Level 2) [Member] | Debt Security [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term investments - debt security | ¥	¥ 2,797,842		¥ 2,026,256
Significant Unobservable Inputs (Level 3) [Member] | Debt Security [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term investments - debt security